Unaudited Consolidated Statements of Operations Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 5,731	$ 4,979
Cost of revenues	(7,045)	(5,321)
Gross loss	(1,314)	(342)
Operating expenses:
Selling and marketing expenses	(150)	(96)
General and administrative expenses	(3,563)	(1,259)
Loss from operations	(5,027)	(1,697)
Other income (expenses):
Realized gain on exchange of digital assets	26	256
Interest income	170
Interest expenses	(30)	(15)
Equity in income on equity method investments	26	25
Other expenses, net	(9)	(4)
Loss before income tax	(4,844)	(1,435)
Income tax expense
Net loss	$ (4,844)	$ (1,435)
Net loss per share-Basic (in Dollars per share)	$ (0.68)	$ (0.56)
Net loss per share- Diluted (in Dollars per share)	$ (0.68)	$ (0.56)
Weighted average shares used in calculating net loss per share
- Basic (in Shares)	7,090,865	2,577,607
- Diluted (in Shares)	7,090,865	2,577,607